SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
The Company maintains a 2019 Equity Incentive Plan (the “2019 Plan”), which allows for grants of share-based awards.
At December 31, 2024, there were 11,998,287 share-based awards collectively available for grant under the 2019 Plan. The 2019 Plan generally provides for awards to vest no earlier than one year from the date of grant, although most awards entitle the recipient to common shares if specified market or performance conditions are achieved, if applicable, and vest over a minimum of three years. The share-based awards granted to employees include stock options and restricted stock units.
Stock Options
In 2017, upon its initial public offering, the Company issued 162,500 nonqualified stock options to independent, non-executive directors at an exercise price of $11.50 per share with contractual terms of five years from the date of the acquisition of APi Group (the "APi Acquisition"), October 1, 2019. These stock options were performance-based and vested on the consummation of the APi Acquisition. The Company has not granted stock options since 2017.
The following table summarizes the changes in the number of common shares underlying options for the years ended December 31, 2024 and 2023 (shares in whole numbers and per share values in whole dollars):

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	125,000	$11.50	1.8	$1
Exercised	—	—
Outstanding at December 31, 2023	125,000	$11.50	0.8	$3
Exercised	(125,000)	11.50
Outstanding at December 31, 2024	—	$—	0.0	$—
Exercisable at December 31, 2024	—	$—	0.0	$—
Restricted Stock Units
The Company has issued Time-Based Restricted Stock Units ("RSUs"), Performance-Based Restricted Stock Units with EBITDA-based performance conditions (“PSUs”), and Performance-Based Restricted Stock Units with share-price targets ("MSUs"), which are independent of stock option grants and all generally subject to forfeiture if employment terminates prior to vesting. Forfeitures are estimated and recorded using historical forfeiture rates. As of December 31, 2024, the Company had outstanding RSUs, PSUs, and MSUs, detailed below (shares in whole numbers and per share values in whole dollars).
Time-Based Restricted Stock Units
The RSUs entitle recipients to shares of the Company’s common stock and primarily vest in equal installments over a three-year service period from date of grant. The time-based RSUs granted to the Company’s directors vest at the end of the anniversary date of their grant date.

	Time-Based Restricted Stock Units	Weighted-Average Grant Date Fair Value Per Share	Weighted-Average Remaining Contractual Term (in Years)
Outstanding at December 31, 2022	727,633	$17.95	0.9
Granted	631,227	23.60
Vested	(387,942)	16.16
Forfeited	(66,574)	23.12
Outstanding at December 31, 2023	904,344	$22.28	1.0
Granted	525,211	36.19
Vested	(411,952)	21.69
Forfeited	(110,258)	30.39
Outstanding at December 31, 2024	907,345	$29.64	1.6
Expected to vest at December 31, 2024	896,180	$29.57	1.6
EBITDA Performance-Based Restricted Stock Units
The PSUs entitle recipients to shares of the Company's common stock if specified performance conditions are achieved. During the years ended December 31, 2024 and 2023, the Company approved and granted PSUs with EBITDA-based financial performance conditions. PSUs vest, if at all, following a three-year performance period. If the performance conditions are not met, no compensation cost is recognized and any recognized compensation cost is reversed.

	Performance- Based Restricted Stock Units	Weighted-Average Grant Date Fair Value Per Share	Weighted-Average Remaining Contractual Term (in Years)
Outstanding at December 31, 2022	858,357	20.06	1.5
Granted	573,070	23.42
Forfeited	(139,275)	20.97
Change in units based on performance expectations	359,868	20.97
Outstanding at December 31, 2023	1,652,020	21.35	1.0
Granted	407,686	35.80
Vested	(468,289)	19.10
Forfeited	(404,765)	26.15
Change in units based on performance expectations	(14,444)	20.77
Outstanding at December 31, 2024	1,172,208	$26.58	1.1
Expected to vest at December 31, 2024	1,141,340	$26.49	1.1
Market-Based Performance Restricted Stock Units
The MSUs entitle the recipient to shares of the Company's common stock if specified market conditions are achieved. During the year ended December 31, 2022, the Company approved and granted MSUs with certain share-price targets. The MSUs will vest 100% on March 9, 2025, the third anniversary of the grant date, as the performance condition was satisfied during the year ended December 31, 2023.

	Market-Based Performance Restricted Stock Units	Weighted-Average Grant Date Fair Value Per Share	Weighted-Average Remaining Contractual Term (in Years)
Outstanding at December 31, 2022	438,180	$16.19	2.2
Forfeited	(24,819)	1.76
Outstanding at December 31, 2023	413,361	$17.06	1.2
Forfeited	(71,702)	16.31
Outstanding at December 31, 2024	341,659	$16.31	0.2
Expected to vest at December 31, 2024	339,654	$16.31	0.2
For awards subject to a market condition, the grant-date fair value is estimated using a Monte Carlo valuation model. The Company recognizes stock-based compensation expense for awards subject to market-based vesting conditions regardless of whether it becomes probable that these conditions will be achieved or not, and stock-based compensation expense for any such awards is not reversed if vesting does not actually occur. The Monte Carlo model is based on random projections of stock price paths and must be repeated numerous times to achieve a probabilistic assessment. Expected volatility is calculated based on the historical volatility and implied volatility of the Company's common stock, and the risk-free interest rate is based on U.S. Treasury yield curve rates with maturities consistent with the three-year vesting period. The key assumptions used in valuing these market-based awards were as follows:

Risk-free interest rate	1.85%
Dividend yield	—
Expected volatility	45%
The Company recognized $29 and $24 of compensation expense during the years ended December 31, 2024 and 2023, respectively, for the RSUs, PSUs, and MSUs in total. Total unrecognized compensation related to unvested RSUs, PSUs, and MSUs as of December 31, 2024 was approximately $21, which is expected to be recognized over a weighted-average period of approximately 1.6 years, 1.1 years, and 0.2 years, respectively. The Company's actual tax benefits realized from the tax deductions related to the vesting of RSUs was $7 and $1 during the years ended December 31, 2024 and 2023, respectively.